Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2017
	The shareholder, the Swedish government		Companies and organizations controlled through a common owner, the Swedish government		Total
Skr mn	Assets/ liabilities	Interest income/ interest expense	Assets/ liabilities	Interest income/ Interest expense	Assets/ liabilities	Interest income/ Interest expense
Treasuries/government bonds	401	4	—	—	401	4
Other interest-bearing securities except loans	—	—	5,933	-27	5,933	-27
Loans in the form of interest-bearing securities	—	—	2,198	18	2,198	18
Loans to credit institutions	—	—	2,607	52	2,607	52
Loans to the public	—	—	2,989	37	2,989	37
Settlement claim against State(1)	3,309	—	—	—	3,309	—

Total	3,710	4	13,727	80	17,437	84

Borrowing from credit institutions	—	—	—	—	—	—
Borrowing from the public	—	—	—	—	—	—
Senior securities issued	—	—	—	—	—	—
Other liabilities	125	—	—	—	125	—

Total	125	—	—	—	125	—

	2016
	The shareholder, the Swedish government		Companies and organizations controlled through a common owner, the Swedish government			Total
Skr mn	Assets/ liabilities	Interest income/ interest expense	Assets/ liabilities		Interest income/ Interest expense	Assets/ liabilities	Interest income/ Interest expense
Treasuries/government bonds	442	1	—		—	442	1
Other interest-bearing securities except loans	—	—	3,439	(2)	5	3,439	5
Loans in the form of interest-bearing securities	—	—	1,948		16	1,948	16
Loans to credit institutions	—	—	2,548		33	2,548	33
Loans to the public	—	—	1,299		15	1,299	15
Settlement claim against State(1)	3,267	—	—		—	3,267	—

Total	3,709	1	9,234		69	12,943	70

Borrowing from credit institutions	—	—	—		—	—	—
Borrowing from the public	—	—	—		—	—	—
Senior securities issued	—	—	—		—	—	—
Other liabilities	235	—	—		—	235	—

Total	235	—	—		—	235	—

(1)	For information about “Settlement claim against State,” see Note 16 Other assets and Note 25 CIRR system to the Consolidated Financial Statements.

(2)	SEK invested a large volume in interest-bearing securities issued by the Riksbank during the fourth quarter of 2016.